DERIVATIVE INSTRUMENTS - Schedule of Notional Amounts and Fair Values of Freestanding Derivative Instruments (Details) - Net Investment Hedging - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on fair value hedges	$ 0	$ (9)	$ 3	$ (9)
Foreign currency derivatives:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	40	(67)	48	(32)
Derivatives designated as hedging instruments	(40)	58	(45)	23
Interest rate derivatives:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	29	8	42	18
Derivatives designated as hedging instruments	$ (29)	$ (8)	$ (42)	$ (18)